Income and Expenses - Schedule of Total Tax (Expense) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Current income tax expense	SFr (127)	SFr (90)	SFr (22)
Deferred tax income (expense)	20	35	(5)
Total tax expense	SFr (107)	SFr (55)	SFr (27)